Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019 GBP (£)	Oct. 31, 2018 GBP (£)	Dec. 31, 2018 GBP (£) Member	Dec. 31, 2017 GBP (£)	Jan. 01, 2018 GBP (£)	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Past service cost		£ 8	£ 8
Additional liability for defined benefit obligation		£ 8
Curtailment gain from changes made to US PRMB			11
Liability of reference scheme test			23	£ 32
Gross assets of defined contribution section			£ 453
Expected rate of increase in salaries			3.80%
Percentage of long-term rate improvement on CMI model			1.50%
Net pension asset/(liability)			£ 533	£ 519
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation			16 years 1 month 6 days
United States [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation			7 years 1 month 6 days
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate			2.30%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Past service cost			£ 8
Number of members under plan | Member			24,000
Inflation rate			3.30%	3.20%		3.30%
Expected rate of increase in salaries			3.80%	3.70%		3.80%
Net pension asset/(liability)			£ 569	£ 545	£ 163
Allocated percentage of fund to matching assets			85.00%
Allocated percentage of fund to return seeking assets			15.00%
Expected contributions in 2018				3
UK Group plan [member] | RPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate			3.30%
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Insurance expense				£ 1,200
Percentage of pensioner liabilities matched with buy in policies				95.00%
Legal & general [member] | Pensioner buy in policy [member] | UK Group plan [member] | Events after reporting period [member]
Disclosure of defined benefit plans [line items]
Insurance expense	£ 500